CAPITAL AND RESERVES (Schedule of Share Capital) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
In issue at January 1	96,162,410	96,162,410
In issue at December 31		96,162,410
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	96,162,410	96,162,410
Issued for cash
In issue at December 31	96,162,410	96,162,410
American depositary share [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	24,040,602	24,040,602
Issued for cash
In issue at December 31	24,040,602	24,040,602
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	12,556,000	12,448,000
Purchased during the year		108,000
Balance at December 31	12,556,000	12,556,000
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	3,139,000	3,112,000
Purchased during the year		27,000
Balance at December 31	3,139,000	3,139,000